Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 297,684,162	$ 428,816,754	$ 90,088,754
Losses generated by the bank through reverse repurchase transactions	8,268,119	30,211,753	$ 6,616,153
Financial assets off balance sheet transaction		1,479,609,206
Repurchase agreements and cash collateral on securities lent	23,026,682	66,301,893
Government Securities [member]
Disclosure of repo transactions [line items]
Reverse repurchase transactions	$ 18,956,694	$ 1,391,909,634